NOTES PAYABLE (Details)								1 Months Ended							3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 11, 2015 USD ($)	Jul. 11, 2015 USD ($)	Jun. 29, 2015 USD ($)	May. 06, 2015 USD ($)	Jul. 11, 2014 USD ($)	Feb. 28, 2014 USD ($)	Feb. 03, 2014 USD ($)	Jul. 31, 2015	Jun. 30, 2015 USD ($)	May. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Nov. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014	Aug. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
NOTES PAYABLE (Details) [Line Items]
Notes Payable									$ 1,446,945										$ 1,446,945
Debt Instrument, Increase (Decrease), Net																			307,899
Proceeds from Insurance Settlement, Investing Activities															$ 11,254		$ 15,844
Amortization of Debt Discount (Premium)																			96,558	$ 0	$ 0	$ 0
Repayments of Notes Payable																			122,756	93,364	180,229	300,455
Interest Paid																			37,989	30,692	62,683	17,860
Proceeds from Other Debt																			0	0	475,000	0
Proceeds from Notes Payable																			389,834	$ 700,000	285,000	570,621
Proceeds from Sale of Property, Plant, and Equipment																						107,800
Subsequent Event [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Description								The proceeds from this financing will be used by the Company for repaying the remaining balances on the two bridge loans (See Note 8) and for general working capital purposes.
Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount										$ 607,500					$ 33,319
Debt Instrument, Term										36 months					11 months
Debt Instrument, Interest Rate, Stated Percentage					15.00%					50.00%					7.50%
Debt Instrument, Periodic Payment					$ 7,027.99
Debt Instrument, Frequency of Periodic Payment					eight monthly principal and interest payments					requires a specific repayment amount be made by the Company every six months, commencing six months after the note is issued
Debt Instrument, Payment Terms										The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.
Debt Issuance Cost																			10,166
Number of Notes Payable										8
Debt Instrument, Unamortized Discount										$ 202,500						$ 37,933					37,933
Debt Instrument, Maturity Date					Apr. 11, 2015
Debt Instrument, Periodic Payment, Interest					$ 750
Proceeds from Other Debt										$ 405,000
Proceeds from Notes Payable					$ 60,000
Repayments of Other Debt																					30,375
Automobiles [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount																						$ 51,880
Debt Instrument, Interest Rate, Stated Percentage																						6.50%
Debt Instrument, Payment Terms																						five
Vehicles [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable																						$ 69,294
Vehicles [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount																						$ 11,195
Debt Instrument, Interest Rate, Stated Percentage																						6.50%
Debt Instrument, Payment Terms																						five
Technology Equipment [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount													$ 50,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage													9.90%										12.90%
Debt Instrument, Maturity Date													Mar. 31, 2014	Jul. 15, 2015
Repayments of Notes Payable																					48,646
Debt Instrument, Increase (Decrease), Other, Net														$ 200,000
Extinguishment of Debt, Amount														$ 50,000
Interest Paid																		$ 2,807
Equipment [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount												$ 313,477
Debt Instrument, Interest Rate, Stated Percentage												16.00%
Number of Notes Payable												2
Interest Paid																26,526		$ 23,646
Debt Instrument, Maturity Date, Description												May 2014						November 2014
Director [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount									$ 50,000			$ 313,477							$ 50,000
Debt Instrument, Term									90 days
Debt Instrument, Interest Rate, Stated Percentage									8.00%			16.00%							8.00%
Number of Notes Payable												2
Debt Instrument, Maturity Date, Description												May 2014
Chief Executive Officer [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Term						60 days
Repayments of Notes Payable																						$ 120,000
Chief Executive Officer [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Notes Payable																7,500					7,500
Debt Instrument, Face Amount						$ 25,000					$ 25,000											60,000			$ 120,000
Debt Instrument, Interest Rate, Stated Percentage						3.00%					3.00%														3.00%
Debt Instrument, Maturity Date						Apr. 01, 2015
Repayments of Notes Payable																17,500
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount																						$ 60,000		$ 40,000	$ 120,534
Debt Instrument, Interest Rate, Stated Percentage																								3.00%	3.00%
Debt Instrument, Maturity Date																						Mar. 14, 2014
Immediate Family Member of Management or Principal Owner [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount												$ 60,000
Debt Instrument, Interest Rate, Stated Percentage												3.00%
Repayments of Notes Payable																						$ 60,000
Immediate Family Member of Management or Principal Owner [Member] | Convertible Notes Payable [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount												$ 60,000
Debt Instrument, Interest Rate, Stated Percentage												3.00%
Debt Instrument, Maturity Date												Mar. 31, 2014
Notes Payable to Banks [Member]
NOTES PAYABLE (Details) [Line Items]
Notes Payable									$ 57,977							84,406			$ 57,977		84,406
Notes Payable to Banks [Member] | Vehicles [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount																$ 49,503					$ 49,503
Debt Instrument, Interest Rate, Stated Percentage																4.00%					4.00%
Number of Automobiles Financed																					3
Debt Issued May 6, 2015 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount				$ 300,000
Debt Instrument, Interest Rate, Stated Percentage				35.00%
Debt Instrument, Fee Amount				$ 999
Debt Instrument, Payment Terms				early payment options: 1-30 days - $360,000, 31-60 days - $366,000, 61-90 days - $375,000 and 91+ days - $405,000
Repayments of Short-term Debt																			39,375
Debt Issued May 6, 2015 [Member] | Notes Payable, Other Payables [Member] | Subsequent Event [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Short-term Debt	$ 245,000
Debt Issued June 29, 2015 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount			$ 50,000
Debt Instrument, Term			4 months
Debt Instrument, Interest Rate, Stated Percentage			40.00%
Debt Instrument, Frequency of Payment, Term			88 days
Debt Instrument, Periodic Payment			$ 795
Debt Instrument, Fee Amount			$ 1,000
Debt Instrument, Payment Terms			early payment options: 1-30 days - $59,950 and 31+ days - $69,950
Repayments of Short-term Debt																			568
Debt Issued June 29, 2015 [Member] | Notes Payable, Other Payables [Member] | Subsequent Event [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Short-term Debt	$ 42,718
Debt Issued May 2014 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount									$ 607,500										$ 607,500
Debt Instrument, Term									36 months
Debt Instrument, Interest Rate, Stated Percentage									50.00%										50.00%
Debt Instrument, Frequency of Periodic Payment									requires a specific repayment amount be made by the Company every six months, commencing six months after the date the note was issued
Debt Instrument, Payment Terms									The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.
Repayments of Short-term Debt																			$ 15,000
Number of Notes Payable									8
Proceeds from Short-term Debt									$ 405,000
Debt Instrument, Unamortized Discount									202,500										202,500
Amortization of Debt Discount (Premium)																			33,756
Short-term Debt									$ 30,375										30,375
Debt Issued July 2014 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount		$ 60,000
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Repayments of Short-term Debt																			30,745
Debt Instrument, Maturity Date		Apr. 11, 2015
Debt Issued July 2014 [Member] | Automobiles [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable																			$ 149,001
Insurance Coverage [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount						$ 27,963					$ 27,963					$ 40,300					$ 40,300
Debt Instrument, Term											11 months
Debt Instrument, Interest Rate, Stated Percentage						7.50%					7.50%					7.50%					7.50%
Number of Notes Payable																					2
Insurance Policies and Automobile Loans [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable																						$ 51,161
Insurance Policies and Automobile Loans [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable																					$ 131,582
Loan from City of Pharr, Texas [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount							$ 475,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Debt Instrument, Description							The loan principal amount is expected to be due in full on the earlier to occur of the 18 month anniversary of the loan or the receipt by the Company of $2.0 million in proceeds from an EB-5 visa funding arrangement the Company is pursuing. The loan is expected to be secured by a first priority security interest in the Company’s accounts receivable. The city is expected to also receive a modest percentage of the Company’s revenue, payable quarterly, with respect to contracts for the Company’s products and services with customers located in a specified territory in the southern portion of Texas, for a specified period of time.
Debt Instrument, Frequency of Payment, Trance One [Member] | Debt Issued May 6, 2015 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Frequency of Payment, Term				20 days
Debt Instrument, Periodic Payment				$ 2,000
Debt Instrument, Frequency of Periodic Payment				daily
Debt Instrument, Frequency of Payment, Trance One [Member] | Debt Issued July 2014 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Frequency of Periodic Payment		monthly
Debt Instrument, Periodic Payment, Interest		$ 750
Debt Instrument, Frequency of Payment, Tranche Two [Member] | Debt Issued May 6, 2015 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Frequency of Payment, Term				100 days
Debt Instrument, Periodic Payment				$ 3,650
Debt Instrument, Frequency of Periodic Payment				daily
Debt Instrument, Frequency of Payment, Tranche Two [Member] | Debt Issued July 2014 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Frequency of Payment, Term		8 months
Debt Instrument, Periodic Payment		$ 7,028
Debt Instrument, Frequency of Periodic Payment		monthly